Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Compensation to Key Management Personnel
	For the Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$	US$ (Note 4)

Short-term employee benefits	$790,460	$860,631	$1,041,216	$34,015
Post-employment benefits	4,790	2,858	3,884	127
Share-based payments	11,547	-	9,145	299

	$806,797	$863,489	$1,054,245	$34,441